Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
International Equity Funds - 20.3%
Transamerica Emerging Markets Opportunities (A)	23,640	$ 201,886
Transamerica International Equity (A)	32,548	735,588
Transamerica International Small Cap Value (A)	6,004	97,452
Transamerica International Stock (A)	63,770	814,340
		1,849,266
U.S. Equity Funds - 49.9%
Transamerica Aegon Sustainable Equity Income VP (A)	8,288	176,458
Transamerica Large Cap Value (A)	129,149	1,937,227
Transamerica Small Cap Growth (A)	12,435	85,555
Transamerica Small Cap Value (A)	16,777	106,196
Transamerica WMC US Growth VP (A)	55,824	2,234,638
		4,540,074
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.4%
Transamerica Bond (A)	76,507	$ 632,711
Transamerica Core Bond (A)	166,149	1,465,431
Transamerica High Yield Bond (A)	22,337	185,394
Transamerica Long Credit (A)	22,010	220,763
Transamerica Pinebridge Inflation Opportunities VP (A)	18,281	178,425
		2,682,724
Total Investment Companies (Cost $8,496,463)		9,072,064
Total Investments (Cost $8,496,463)		9,072,064
Net Other Assets (Liabilities) - 0.4%		32,581
Net Assets - 100.0%		$ 9,104,645
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$9,072,064	$—	$—	$9,072,064
Total Investments	$9,072,064	$—	$—	$9,072,064
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Sustainable Equity Income VP	$250,785	$3,468	$(105,000)	$(2,507)	$29,712	$176,458	8,288	$3,467	$—
Transamerica Bond	313,282	307,229	—	(2)	12,202	632,711	76,507	17,229	—
Transamerica Core Bond	1,259,762	371,521	(185,000)	(7,955)	27,103	1,465,431	166,149	41,522	—
Transamerica Emerging Markets Opportunities	175,409	—	—	—	26,477	201,886	23,640	—	—
Transamerica High Yield Bond	108,447	82,439	(10,000)	(1,436)	5,944	185,394	22,337	7,439	—
Transamerica International Equity	1,072,760	60,001	(470,000)	35,043	37,784	735,588	32,548	—	—
Transamerica International Small Cap Value	77,291	8,000	—	—	12,161	97,452	6,004	—	—
Transamerica International Stock	—	721,000	—	—	93,340	814,340	63,770	—	—
Transamerica Large Cap Value	1,197,799	509,852	(30,000)	1,487	258,089	1,937,227	129,149	14,852	—
Transamerica Long Credit	—	212,336	—	—	8,427	220,763	22,010	6,336	—
Transamerica Pinebridge Inflation Opportunities VP	122,062	55,866	—	—	497	178,425	18,281	5,867	—
Transamerica Series Trust

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Small Cap Growth	$82,322	$—	$—	$—	$3,233	$85,555	12,435	$—	$—
Transamerica Small Cap Value	94,285	—	—	—	11,911	106,196	16,777	—	—
Transamerica WMC US Growth VP	1,420,480	719,269	(95,000)	2,122	187,767	2,234,638	55,824	2,353	176,916
Total	$6,174,684	$3,050,981	$(895,000)	$26,752	$714,647	$9,072,064	653,719	$99,065	$176,916

(B)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Goldman Sachs 70/30 Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust